Income Taxes - Schedule of Provision for Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Abstract]
Current income tax expenses		$ 17,415
Deferred income tax expenses (benefits)	(1,703)	408
Total income tax expenses (benefits)	$ (1,703)	$ 17,823